Stockholders' Equity - Additional Information (Detail) (USD $)	0 Months Ended			12 Months Ended								12 Months Ended	0 Months Ended
	Dec. 19, 2012	Oct. 03, 2011	Sep. 30, 2010	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 11, 2013	Oct. 31, 2011	Oct. 31, 2010	Nov. 30, 2008	Dec. 31, 2013 Commenced In August Two Thousand And Six [Member]	Aug. 29, 2013 Commenced In August 2013 [Member]	Dec. 12, 2008 Parent [Member]	Dec. 19, 2012 Preferred Stock [Member] Parent [Member]	Dec. 12, 2008 Preferred Stock [Member] Parent [Member]	Dec. 31, 2013 Common Stock [Member]
Stockholders Equity [Line Items]
Undistributed earnings				$ 1,900,000
Tier one capital ratio				17.40%	18.20%
Additional number of shares under repurchase program												125,000	375,000
Repurchase program expiration date												Sep. 30, 2008	Sep. 03, 2015
Treasury stock, shares reissued												112,639
Average price of buyback												$ 15.36
Shares repurchased												106,647
Shares repurchased to outstanding percentage													5.00%
Treasury stock, shares																	479,384
Average price of treasury stock																	$ 12.37
Preferred stock shares issued and sold															18,400	18,400
Value of shares of preferred stock issued and sold																18,400,000
Exercise price of common stock warrants issued under Capital Purchase Program														$ 11.32
Number of common stock warrants issued under Capital Purchase Program														243,816
Expiration period of common stock warrants issued under Capital Purchase Program														10 years
First specified period for cumulative dividends of preferred stock														5 years
Preferred stock dividend					5.00%	5.00%								5.00%
Cumulative dividends quarterly thereafter														9.00%
Percentage of common stock dividend		2.00%	2.00%
Number of common stock warrants outstanding		253,667	248,692
Exercise price of common stock warrants		$ 10.88	$ 11.098
Dividend paid to the Company from its Bank subsidiary	6,000,000
Repurchase of warrant from treasury								256,257
Dividend record date						Oct. 03, 2011	Sep. 30, 2010
Number of common stock outstanding increased due to common stock dividends									146,485	143,458
Dividend paid, Date						Oct. 18, 2011	Oct. 18, 2010
Value per common stock warrant				$ 2.28
Total value of common stock warrant				555,900
Accelerated of our warrant accretion					$ 222,360	$ 111,000
Period of treasury as of interest free rate											10 years